Interim Report 2019 and statutory accounts	6 Months Ended
Jun. 30, 2019
Interim Financial Reporting [Abstract]
Interim Report 2019 and statutory accounts

15	Interim Report 2019 and statutory accounts
The information in this Interim Report 2019 is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies Act 2006. This Interim Report 2019 was approved by the Board of Directors on 5 August 2019. The statutory accounts of HSBC Holdings plc for the year ended 31 December 2018 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies Act 2006. The Group’s auditor PricewaterhouseCoopers LLP (‘PwC’) has reported on those accounts. Its report was unqualified, did not include a reference to any matters to which PwC drew attention by way of emphasis without qualifying its report and did not contain a statement under section 498(2) or (3) of the Companies Act 2006.